Discontinued Operations - Assets And Liabilities Related To Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Assets of Discontinued Operations
Trade and other accounts receivable	$ 0	$ 106	$ 294
Inventories		0	543
Prepaid and other current assets	10	26	23
Property and equipment, net	18	20	25
Total assets	28	152	885
Liabilities of Discontinued Operations
Accounts payable	0	4	23
Accrued expenses and other	53	62	393
Total liabilities	$ 53	$ 66	$ 416